Regulatory Capital	6 Months Ended
Apr. 30, 2021
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Regulatory Capital

NOTE 20:  REGULATORY CAPITAL

The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.

During the six months ended April 30, 2021, the Bank complied with the OSFI Basel III guidelines related to capital ratios and the leverage ratio. Effective January 1, 2016, OSFI’s target Common Equity Tier 1 (CET1), Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks (D-SIBs) includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. On June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public domestic stability buffer which is held by D-SIBs against Pillar 2 risks. The current buffer is set at 1% of total risk-weighted assets and must be met with CET1 Capital, effectively raising the CET1 minimum to 9%. In addition, on November 22, 2019, the Bank was designated a global systemically important bank (G-SIB). The OSFI target includes the greater of the D-SIB or G-SIB surcharge, both of which are currently 1%.

The following table summarizes the Bank’s regulatory capital positions as at April 30, 2021 and October 31, 2020.

Regulatory Capital Position[1]

(millions of Canadian dollars, except as noted)		As at
	April 30 2021	October 31 2020
Capital
Common Equity Tier 1 Capital	$64,628	$62,616
Tier 1 Capital	69,887	69,091
Total Capital	81,924	80,021
Risk-weighted assets used in the calculation of capital ratios	455,010	478,909
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.2%	13.1%
Tier 1 Capital ratio	15.4	14.4
Total Capital ratio	18.0	16.7

Leverage ratio	4.6	4.5

[1]	Includes capital adjustments provided by OSFI in response to COVID-19 pandemic. Refer to “Capital Position” section of the Bank’s 2020 Annual Report for additional detail.